INCOME TAXES - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Current:
– U.S. Federal	$ (49)	$ (35)	$ (45)
– U.S. State	(7)	(5)	(4)
– Non-U.S.	(7)	(5)	(7)
Current Income Tax Expense (Benefit)	(63)	(45)	(56)
Deferred:
– U.S. Federal	44	(30)	(28)
– U.S. State	(1)	(2)	(5)
– Non-U.S.	15	1	2
Deferred income taxes	58	(31)	(31)
Provision for income taxes	$ (5)	$ (76)	$ (87)